Earnings per share (Computations of basic and diluted earnings per share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net income (loss) for the computation of basic EPS	$ 1,000,507	$ (298,566)	$ 1,145,694
Weighted average ordinary shares outstanding - basic (in shares)	146,421,188	127,743,828	134,570,169
Basic EPS (in USD per share)	$ 6.83	$ (2.34)	$ 8.51
Weighted average ordinary shares outstanding - diluted (in shares)	149,005,981	127,743,828	135,898,139
Diluted EPS (in USD per share)	$ 6.71	$ (2.34)	$ 8.43